Note 8 - Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill, Impairment Loss	$ 0	$ 6,150
Income Tax Expense (Benefit), Total	$ 24,922	21,568
FirstService Brands Segment, Service America Reporting Unit [Member]
Goodwill, Impairment Loss		3,752
Income Tax Expense (Benefit), Total		$ (2,398)